UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS Strategic Value Fund
(Effective March 1, 2012 the Fund was renamed DWS Equity Dividend Fund)
	Shares	Value ($)
Common Stocks 100.4%
Consumer Discretionary 4.3%
Automobiles 0.7%
Thor Industries, Inc. (a)	300,000	9,771,000
Hotels Restaurants & Leisure 3.6%
Yum! Brands, Inc.	754,000	49,944,960
Consumer Staples 10.3%
Food & Staples Retailing 0.3%
SUPERVALU, Inc. (a)	713,000	4,655,890
Food Products 3.3%
Flowers Foods, Inc.	60,000	1,148,400
General Mills, Inc.	384,000	14,711,040
H.J. Heinz Co.	558,000	29,412,180

		45,271,620
Household Products 0.6%
Procter & Gamble Co.	114,000	7,697,280
Tobacco 6.1%
Altria Group, Inc. (a)	2,818,000	84,821,800
Energy 6.0%
Energy Equipment & Services 0.7%
Diamond Offshore Drilling, Inc. (a)	153,000	10,475,910
Oil, Gas & Consumable Fuels 5.3%
Apache Corp.	505,000	54,504,650
Marathon Oil Corp.	534,000	18,097,260

		72,601,910
Financials 30.8%
Capital Markets 1.1%
Bank of New York Mellon Corp.	283,000	6,257,130
Morgan Stanley	449,000	8,324,460

		14,581,590
Commercial Banks 5.6%
Huntington Bancshares, Inc.	485,000	2,834,825
PNC Financial Services Group, Inc.	1,043,800	62,126,976
Wells Fargo & Co.	377,000	11,796,330

		76,758,131
Diversified Financial Services 2.2%
Bank of America Corp.	2,251,000	17,940,470
JPMorgan Chase & Co.	333,000	13,066,920

		31,007,390
Insurance 14.2%
Hartford Financial Services Group, Inc.	190,000	3,934,900
Loews Corp.	191,000	7,475,740
MetLife, Inc. (a)	1,577,000	60,793,350
Principal Financial Group, Inc.	113,000	3,125,580
Progressive Corp.	999,000	21,398,580
Prudential Financial, Inc. (a)	680,000	41,588,800
Reinsurance Group of America, Inc.	1,004,000	57,900,680

		196,217,630
Real Estate Investment Trusts 5.1%
Annaly Capital Management, Inc. (REIT) (a)	387,000	6,431,940
Chimera Investment Corp. (REIT) (a)	2,015,000	6,186,050
Hospitality Properties Trust (REIT)	1,136,000	28,093,280
Simon Property Group, Inc. (REIT)	192,000	26,012,160
Weyerhaeuser Co. (REIT)	170,000	3,551,300

		70,274,730
Thrifts & Mortgage Finance 2.6%
New York Community Bancorp., Inc.	2,570,000	33,435,700
People's United Financial, Inc.	192,000	2,417,280

		35,852,980
Health Care 9.2%
Pharmaceuticals
AstraZeneca PLC	960,000	43,006,572
Bristol-Myers Squibb Co.	530,000	17,050,100
Eli Lilly & Co.	796,000	31,235,040
Merck & Co., Inc.	78,000	2,977,260
Pfizer, Inc.	1,540,000	32,494,000

		126,762,972
Industrials 20.2%
Aerospace & Defense 8.7%
Honeywell International, Inc. (a)	684,000	40,745,880
Precision Castparts Corp. (a)	266,300	44,586,609
United Technologies Corp.	420,000	35,225,400

		120,557,889
Commercial Services & Supplies 0.9%
Pitney Bowes, Inc. (a)	705,000	12,781,650
Industrial Conglomerates 2.5%
General Electric Co.	1,840,000	35,052,000
Machinery 7.2%
PACCAR, Inc.	627,000	28,848,270
Parker Hannifin Corp. (a)	693,000	62,238,330
Snap-on, Inc.	124,000	7,580,120

		98,666,720
Road & Rail 0.9%
CSX Corp.	574,000	12,059,740
Information Technology 10.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	333,000	6,620,040
Computers & Peripherals 4.9%
Apple, Inc.*	111,400	60,427,816
Lexmark International, Inc. "A"	198,000	7,302,240

		67,730,056
IT Services 0.4%
Computer Sciences Corp.	162,000	5,145,120
Software 4.2%
Oracle Corp.	1,387,000	40,597,490
Trend Micro, Inc.	607,000	17,661,662

		58,259,152
Materials 1.8%
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	576,000	24,514,560
Telecommunication Services 5.8%
Diversified Telecommunication Services
AT&T, Inc.	2,577,000	78,830,430
Windstream Corp. (a)	93,000	1,123,440

		79,953,870
Utilities 2.0%
Electric Utilities
American Electric Power Co., Inc.	226,000	8,499,860
Entergy Corp. (a)	77,000	5,130,510
Exelon Corp. (a)	358,000	13,987,060

		27,617,430

Total Common Stocks (Cost $1,301,395,425)		1,385,654,020
Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.26% (b) (c) (Cost $158,239,600)	158,239,600	158,239,600

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,459,635,025) †	111.8	1,543,893,620
Other Assets and Liabilities, Net	(11.8)	(163,428,185)

Net Assets	100.0	1,380,465,435

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,460,066,686.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $83,826,934.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $142,387,235 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,560,301.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $154,704,477, which is 11.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At February 29, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/16/2012	200	13,644,000	155,075

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$1,324,985,786	$60,668,234	$—	$1,385,654,020
Short-Term Investments	158,239,600	—	—	158,239,600
Derivatives(e)	155,075	—	—	155,075
Total	$1,483,380,461	$60,668,234	$—	$1,544,048,695

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$155,075

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Dividend Fund (formerly DWS Strategic Value Fund), a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012